Securities (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Amortized Cost of Securities and their Estimated Fair Values

The carrying amount of securities and their estimated fair values follow:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. Treasury securities	$3,977	3	—	3,980
U.S. Agency securities:	101,654	2,125	(527)	103,252
Tax free municipal bonds	57,399	3,814	(166)	61,047
Taxable municipal bonds	11,871	235	(63)	12,043
Trust preferred securities	1,600	—	(111)	1,489
Commercial bonds	2,000	7	—	2,007
Mortgage-backed securities:
GNMA	27,535	670	(122)	28,083
FNMA	50,617	694	(536)	50,775
FHLMC	3,276	38	—	3,314
SLMA CMOs	9,895	—	(252)	9,643
AGENCY CMOs	28,024	176	(205)	27,995

	$297,848	7,762	(1,982)	303,628

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. government and agency securities:	$120,608	1,856	(2,441)	120,023
Tax free municipal bonds	64,291	2,066	(898)	65,459
Taxable municipal bonds	18,337	458	(738)	18,057
Trust preferred securities	1,600	—	(111)	1,489
Commercial bonds	2,000	—	(16)	1,984
Mortgage-backed securities:
GNMA	17,327	590	(142)	17,775
FNMA	70,104	526	(1,938)	68,692
FHLMC	1,301	35	—	1,336
SLMA CMOs	8,459	—	(374)	8,085
AGENCY CMOs	16,296	134	(420)	16,010

	$320,323	5,665	(7,078)	318,910

Maturities of Debt Securities Available for Sale

The scheduled maturities of debt securities available for sale at December 31, 2014, were as follows:

	Amortized Cost	Estimated Fair Value
2014
Due within one year	$4,830	4,927
Due in one to five years	21,564	21,818
Due in five to ten years	41,683	42,613
Due after ten years	33,119	35,380

	101,196	104,738
Amortizing agency bonds	77,305	79,080
Mortgage-backed securities	119,347	119,810

Total unrestricted securities available for sale	$297,848	303,628

The scheduled maturities of debt securities available for sale at December 31, 2013, were as follows:

2013	Amortized Cost	Estimated Fair Value

Due within one year	$501	505
Due in one to five years	12,630	12,954
Due in five to ten years	38,192	37,364
Due after ten years	49,284	49,314

	100,607	100,137
Amortizing agency bonds	106,229	106,875
Mortgage-backed securities	113,487	111,898

Total unrestricted securities available for sale	$320,323	318,910

Estimated Fair Value and Unrealized Loss Amounts of Impaired Investments

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2014, are as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2014	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$14,021	(20)	29,156	(507)	43,177	(527)
Taxable municipals	—	—	4,785	(63)	4,785	(63)
Tax free municipals	—	—	6,647	(166)	6,647	(166)
Trust preferred securities	—	—	1,489	(111)	1,489	(111)
Mortgage-backed securities:
GNMA	12,568	(108)	2,895	(14)	15,463	(122)
FNMA	—	—	18,927	(536)	18,927	(536)
SLMA CMOs	1,923	(14)	7,720	(238)	9,643	(252)
AGENCY CMOs	9,545	(91)	7,685	(114)	17,230	(205)

Total Available for Sale	$38,057	(233)	79,304	(1,749)	117,361	(1,982)

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2013, are as follows:

	Less than 12 months		12 months or longer		Total
December 31, 2013	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$44,968	(2,107)	6,793	(334)	51,761	(2,441)
Taxable municipals	7,903	(660)	797	(78)	8,700	(738)
Tax free municipals	9,848	(692)	3,720	(206)	13,568	(898)
Trust preferred securities	—	—	1,489	(111)	1,489	(111)
Commercial bonds	1,984	(16)	—	—	1,984	(16)
Mortgage-backed securities:
GNMA	5,320	(128)	1,551	(14)	6,871	(142)
FNMA	42,464	(1,626)	6,746	(312)	49,210	(1,938)
NON-AGENCY CMOs	5,224	(374)	—	—	5,224	(374)
AGENCY CMOs	7,031	(223)	1,844	(197)	8,875	(420)

Total Available for Sale	$124,742	(5,826)	22,940	(1,252)	147,682	(7,078)